Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)				1 Months Ended			12 Months Ended
	Dec. 31, 2014	Apr. 04, 2012	Jan. 16, 2012	Jun. 30, 2024	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2011
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation							PRC
Place of business							PRC
Group's effective equity interest							76.40%	76.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd ("MGP") [Member]
Disclosure of subsidiaries [line items]
Place of incorporation							PRC
Place of business							PRC
Group's effective equity interest				71.40%			71.80%	71.40%	76.40%
Yuchai Simlan Technology Co., Ltd. ("Yuchai Simlan") [Member]
Disclosure of subsidiaries [line items]
Place of incorporation							PRC
Place of business							PRC
Group's effective equity interest							67.00%	67.00%
Guangxi Yuchai Machinery Sales and Marketing Development Co Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation							PRC
Place of business							PRC
Group's effective equity interest							54.90%	54.90%
Guangxi Yuchai Foundry Co., Ltd [member]
Disclosure of subsidiaries [line items]
Place of incorporation							PRC
Place of business							PRC
Group's effective equity interest							76.40%	76.40%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation							Singapore
Place of business							Singapore
Group's effective equity interest	50.20%	48.90%	48.10%		50.10%	49.40%	50.40%	50.20%		50.20%	50.10%	49.40%